   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 17, 2017 to July 17, 2017

   Commission File Number of issuing entity:  333-180779-14

   Central Index Key Number of issuing entity:  0001631406

   Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-180779

   Central Index Key Number of depositor:  0001547361

   Morgan Stanley Capital I Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682532

   Starwood Mortgage Funding III LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548567

   CIBC Inc.

   (Exact name of sponsor as specified in its charter)

   Jane Lam (212) 761-4000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3952108

38-3952109

38-3952110

38-7127950

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
PST	___	___	X	___
C	___	___	X	___
X‑A	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2017, a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, Starwood Mortgage Funding III LLC, or CIBC Inc. (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 17, 2017 to July 17, 2017.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 12, 2017. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on May 12, 2017. The CIK number of Bank of America, National Association is 0001102113.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 14, 2017. The CIK number of Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

CIBC Inc. filed its most recent Form ABS-15G on July 18, 2017. The CIK number of CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 9.  Other Information.

KeyBank National Association, in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, affirms the following amounts in the respective accounts:

Certificate Account Balance
Prior Distribution Date:	06/16/2017	$0.00
Current Distribution Date:	07/17/2017	$0.00
REO Account Balance
Prior Distribution Date:	06/16/2017	$0.00
Current Distribution Date:	07/17/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	06/16/2017	$3,416.47
Current Distribution Date:	07/17/2017	$3,304.67
Interest Reserve Account Balance
Prior Distribution Date:	06/16/2017	$0.00
Current Distribution Date:	07/17/2017	0.00
Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	06/16/2017	$0.00
Current Distribution Date:	07/17/2017	$0.00
TA Unused Fees Account Balance
Prior Distribution Date:	06/16/2017	$0.00
Current Distribution Date:	07/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, relating to the July 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/   George Kok

George Kok, President

Date:  July 24, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, relating to the July 17, 2017 distribution.